Average Annual Total Returns - AB International Value Fund		Feb. 26, 2021	Feb. 25, 2021
Class A
Average Annual Return:
1 Year	[1]	(2.30%)
5 Years	[1]	1.57%
10 Years	[1]	1.42%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	[1]		(2.37%)
5 Years	[1]		1.55%
10 Years	[1]		1.09%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	[1]		(1.15%)
5 Years	[1]		1.39%
10 Years	[1]		1.20%
Class C
Average Annual Return:
1 Year		0.17%
5 Years		1.66%
10 Years		1.10%
Advisor Class
Average Annual Return:
1 Year		2.22%
5 Years		2.70%
10 Years		2.13%
Class R
Average Annual Return:
1 Year		1.69%
5 Years		2.18%
10 Years		1.62%
Class K
Average Annual Return:
1 Year		1.96%
5 Years		2.49%
10 Years		1.94%
Class I
Average Annual Return:
1 Year		2.24%
5 Years		2.88%
10 Years		2.33%

[1]	After-tax returns: –

Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–

Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–

Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.